Inventory (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished Inventory	$ 64,367	$ 84,730	$ 77,517
Raw Materials and Packaging	374,699	61,992	4,795
Total Inventory	$ 439,066	$ 146,722	$ 82,312